Fair Value Measurements - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Liabilities:
Future equity obligations	$ 25,000	$ 25,000	$ 25,000
Total liabilities	25,000	25,000	25,000
Level 1 [Member]
Liabilities:
Future equity obligations
Total liabilities
Level 2 [Member]
Liabilities:
Future equity obligations
Total liabilities
Level 3 [Member]
Liabilities:
Future equity obligations	25,000	25,000	25,000
Total liabilities	$ 25,000	$ 25,000	$ 25,000